Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Short-term Bank Borrowings

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Fixed-rate bank borrowings	558,000	558,000	85,763

Analyzed as:
Secured	180,000	180,000	27,665
Unsecured	378,000	378,000	58,098

	558,000	558,000	85,763

Range of Interest Rates of Bank Borrowings	Bank borrowings carried the following range of interest rates at the end of the respective reporting period:

	2016	2017

Fixed-rate bank borrowings	4.4%	4.4%